SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 85.9%
	Automobiles & Components — 1.0%
	Automobiles — 1.0%
	Daimler AG	861,500	$ 66,293,449
	Stellantis NV	2,764,000	52,507,721
			118,801,170
	Banks — 6.1%
	Banks — 6.1%
	BNP Paribas SA	1,824,000	126,196,398
	Citigroup, Inc.	765,314	46,217,313
	JPMorgan Chase & Co.	1,817,580	287,813,793
	Regions Financial Corp.	11,467,529	249,992,132
			710,219,636
	Capital Goods — 2.0%
	Aerospace & Defense — 0.6%
	BAE Systems plc	9,463,900	70,428,618
	Construction & Engineering — 0.2%
	Bouygues SA	651,500	23,357,156
	Industrial Conglomerates — 1.2%
	Siemens AG	816,700	141,963,794
			235,749,568
	Diversified Financials — 9.8%
	Capital Markets — 5.5%
	Apollo Investment Corp.	3,137,783	40,132,245
	CME Group, Inc.	1,610,270	367,882,284
[a]	SLR Investment Corp.	4,407,900	81,237,597
	UBS Group AG	8,018,372	144,492,612
	Diversified Financial Services — 1.9%
	Equitable Holdings, Inc.	5,628,308	184,552,219
	M&G plc	15,374,000	41,514,907
	Mortgage Real Estate Investment Trusts — 2.4%
[a]	Chimera Investment Corp.	17,217,311	259,637,050
	Granite Point Mortgage Trust, Inc.	1,417,500	16,598,925
			1,136,047,839
	Energy — 4.5%
	Oil, Gas & Consumable Fuels — 4.5%
	LUKOIL PJSC Sponsored ADR	883,800	79,100,100
[b,c]	Malamute Energy, Inc.	12,439	12,439
	TotalEnergies SE	8,807,100	447,499,653
			526,612,192
	Food & Staples Retailing — 4.6%
	Food & Staples Retailing — 4.6%
	Tesco plc	86,962,630	341,236,257
	Walgreens Boots Alliance, Inc.	3,663,195	191,072,251
			532,308,508
	Food, Beverage & Tobacco — 0.3%
	Food Products — 0.3%
	Nestle SA	289,900	40,545,277
			40,545,277
	Insurance — 5.9%
	Insurance — 5.9%
	Assicurazioni Generali SpA	12,024,147	255,035,138
	Aviva plc	6,072,000	33,729,772
	AXA SA	2,812,500	83,845,160
	Legal & General Group plc	5,479,000	22,062,898
	NN Group NV	5,244,000	284,245,602

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			678,918,570
	Materials — 4.4%
	Chemicals — 1.3%
	LyondellBasell Industries NV Class A	1,626,496	$ 150,011,726
	Metals & Mining — 3.1%
	BHP Group Ltd.	390,000	11,775,397
	Glencore plc	41,903,800	212,667,465
	MMC Norilsk Nickel PJSC ADR	4,233,600	130,945,248
			505,399,836
	Pharmaceuticals, Biotechnology & Life Sciences — 11.3%
	Biotechnology — 3.3%
	AbbVie, Inc.	2,871,000	388,733,400
	Pharmaceuticals — 8.0%
	AstraZeneca plc	1,111,000	130,499,243
	Merck & Co., Inc.	2,009,769	154,028,696
	Novartis AG	501,100	44,148,714
	Pfizer, Inc.	5,122,685	302,494,549
	Roche Holding AG	702,400	292,229,851
			1,312,134,453
	Real Estate — 0.7%
	Equity Real Estate Investment Trusts — 0.7%
	Washington Real Estate Investment Trust	2,963,074	76,595,463
			76,595,463
	Retailing — 2.2%
	Specialty Retail — 2.2%
	Home Depot, Inc.	617,392	256,223,854
			256,223,854
	Semiconductors & Semiconductor Equipment — 11.1%
	Semiconductors & Semiconductor Equipment — 11.1%
	Broadcom, Inc.	707,237	470,602,572
	QUALCOMM, Inc.	1,877,877	343,407,367
	Taiwan Semiconductor Manufacturing Co. Ltd.	21,320,000	473,914,772
			1,287,924,711
	Technology Hardware & Equipment — 4.3%
	Communications Equipment — 1.0%
	Cisco Systems, Inc.	1,841,551	116,699,087
	Technology Hardware, Storage & Peripherals — 3.3%
	Samsung Electronics Co. Ltd.	5,837,000	384,468,643
			501,167,730
	Telecommunication Services — 12.6%
	Diversified Telecommunication Services — 6.2%
[d]	China Telecom Corp. Ltd. Class H	334,555,000	111,553,373
	Deutsche Telekom AG	10,161,000	188,563,202
	Orange SA	39,005,780	418,013,121
	Wireless Telecommunication Services — 6.4%
[d]	China Mobile Ltd.	55,120,774	330,828,558
	Vodafone Group plc	269,148,924	408,970,493
			1,457,928,747
	Utilities — 5.1%
	Electric Utilities — 4.4%
	Electricite de France SA	9,094,920	106,962,635
	Endesa SA	4,632,800	106,543,709
	Enel SpA	37,521,671	300,993,903
	Multi-Utilities — 0.7%
	E.ON SE	5,714,000	79,313,676
			593,813,923

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Common Stock (Cost $7,010,176,808)		9,970,391,477
	Preferred Stock — 0.3%
	Banks — 0.1%
	Banks — 0.1%
[e,f,g]	First Horizon Bank 3.75% (LIBOR 3 Month + 0.85%)	12,000	$ 10,494,996
			10,494,996
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[f,g]	Morgan Stanley Series A, 4.00% (LIBOR 3 Month + 0.70%)	120,000	3,012,000
			3,012,000
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[f]	Crestwood Equity Partners LP 9.25%	2,166,596	21,319,305
			21,319,305
	Total Preferred Stock (Cost $35,891,206)		34,826,301
	Asset Backed Securities — 2.7%
	Auto Receivables — 1.6%
	ACC Trust,
[e]	Series 2019-1 Class C, 6.41% due 2/20/2024	$ 2,500,000	2,534,282
[e]	Series 2020-A Class A, 6.00% due 3/20/2023	5,400,041	5,451,363
[e]	Series 2020-A Class B, 12.50% due 6/20/2025	6,680,000	6,888,826
	American Credit Acceptance Receivables Trust,
[e]	Series 2019-3 Class F, 5.42% due 5/12/2026	6,850,000	7,062,687
[e]	Series 2019-4 Class F, 5.37% due 9/14/2026	5,000,000	5,143,830
[e]	Series 2020-1 Class F, 4.75% due 11/13/2026	5,460,000	5,565,866
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, 0.01% due 10/15/2026	32,000	12,586,781
[e]	Series 2021-N1 Class R, due 1/10/2028	24,500	11,775,918
[e]	Series 2021-N2 Class R, 0.01% due 3/10/2028	10,500	6,256,242
[e]	Series 2021-P1 Class R, due 12/10/2027	24,000	6,375,812
[e]	Series 2021-P2 Class R, 0.01% due 5/10/2028	8,000	4,228,906
[b,e]	Series 2021-P4 Class R, due 9/11/2028	17,500	10,166,625
	CPS Auto Receivables Trust,
[e]	Series 2018-B Class E, 5.61% due 12/16/2024	5,158,000	5,365,028
[e]	Series 2019-A Class E, 5.81% due 3/16/2026	1,000,000	1,045,405
[e]	Series 2020-A Class E, 4.09% due 12/15/2025	2,000,000	2,051,421
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	3,124,414
[b,e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	13,888,000
[b,e]	Credit Suisse ABS Trust, Series 2020-AT1 Class CERT, 0.01% due 6/15/2026	40,000	2,261,652
[e]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,532,989
	Flagship Credit Auto Trust,
[e]	Series 2018-4 Class R, 0.01% due 3/16/2026	53,000	5,961,183
[e]	Series 2019-1 Class R, 0.01% due 6/15/2026	6,000	748,640
[e]	Series 2019-2 Class R, 0.01% due 12/15/2026	53,000	9,547,692
[e]	Series 2019-3 Class R, 0.01% due 12/15/2026	60,000	11,151,568
[e]	Series 2019-4 Class R, 0.01% due 3/15/2027	42,000	10,001,378
[e]	Foursight Capital Automobile Receivables Trust, Series 2020-1 Class F, 4.62% due 6/15/2027	3,180,000	3,251,607
[e]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	3,870,091	4,390,313
[e]	Santander Consumer Auto Receivables Trust, Series 2020-AA Class R, 0.01% due 1/16/2029	45,588	8,575,914
[e]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	5,000,000	5,062,464
[e]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	8,000,000	8,163,403
			183,160,209
	Other Asset Backed — 1.1%
[e]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class E, 7.00% due 1/20/2027	5,536,362	5,651,479
[e]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	8,200,000	8,511,202
	CFG Investments Ltd.,
[e]	Series 2021-1 Class C, 7.48% due 5/20/2032	2,340,000	2,361,664
[e]	Series 2021-1 Class D, 9.07% due 5/20/2032	800,000	809,128

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2018-P3 Class C, 5.54% due 1/15/2026	$ 2,531,427	$ 2,541,420
[e]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	6,700,000	6,813,307
[e,g]	Series 2019-HP1 Class CERT, due 12/15/2026	400,000	4,059,329
[e]	Series 2019-P1 Class C, 4.66% due 7/15/2026	7,500,000	7,595,106
[e]	Series 2020-P1 Class C, 4.61% due 3/15/2028	5,000,000	5,092,601
[e]	Fat Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	10,500,000	10,252,966
[b,e]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	5,081,160
	LendingClub Receivables Trust,
[e]	Series 2019-7 Class R1, 0.01% due 1/15/2027	6,250,000	3,131,250
[e]	Series 2019-7 Class R2, 0.01% due 1/15/2027	1,250,000	626,250
[e]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	26,657,458
	Marlette Funding Trust,
[e]	Series 2019-1A Class C, 4.42% due 4/16/2029	5,344,000	5,349,327
[e]	Series 2021-1A Class R, 0.01% due 6/16/2031	9,550	3,024,977
[e]	Series 2021-2A Class R, 0.01% due 9/15/2031	26,000	8,746,521
	Mosaic Solar Loan Trust,
[b,e]	Series 2020-2A Class R, 0.01% due 8/20/2046	5,477,278	2,637,310
[b,e]	Series 2021-1A Class R, 0.01% due 12/20/2046	8,500,000	4,246,600
[b,e]	Series 2021-2A Class R, 0.01% due 4/22/2047	10,000,000	2,057,000
	Prosper Pass-Thru Trust,
[e]	Series 2019-ST1 Class CERT, 0.01% due 7/15/2025	38,500,000	1,691,626
[e]	Series 2019-ST2 Class R1, 0.01% due 11/15/2025	17,477,134	4,459,937
[e]	Series 2019-ST2 Class R2, 0.01% due 11/15/2025	8,738,067	2,229,841
[e]	Upstart Pass-Through Trust, Series 2021-ST4 Class CERT, 0.01% due 7/20/2027	1,375,000	1,335,748
			124,963,207
	Student Loan — 0.0%
[e]	SoFi Professional Loan Program Trust, Series 2021-B Class R1, due 2/15/2047	23,000	1,382,974
			1,382,974
	Total Asset Backed Securities (Cost $285,821,510)		309,506,390
	Corporate Bonds — 7.1%
	Commercial & Professional Services — 0.4%
	Commercial Services & Supplies — 0.4%
[e,h]	Cimpress plc, 7.00% due 6/15/2026	27,804,000	29,056,292
	CoreCivic, Inc., 8.25% due 4/15/2026	20,726,000	21,658,670
			50,714,962
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	4,538,000	4,626,718
[e]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	21,000,000	22,333,710
			26,960,428
	Diversified Financials — 0.5%
	Capital Markets — 0.2%
[b,c,e,i]	JPR Royalty Sub LLC, 14.00% due 9/1/2020	5,000,000	0
[e]	StoneX Group, Inc., 8.625% due 6/15/2025	17,784,000	18,941,205
	Diversified Financial Services — 0.3%
	Antares Holdings LP,
[e]	6.00% due 8/15/2023	18,000,000	19,128,960
[e]	8.50% due 5/18/2025	11,500,000	13,456,955
[f,g]	JPMorgan Chase & Co., Series I, 3.599% (LIBOR 3 Month + 3.47%) due 4/30/2022	7,334,000	7,353,288
			58,880,408
	Energy — 2.6%
	Energy Equipment & Services — 0.1%
	Odebrecht Offshore Drilling Finance Ltd.,
[e,h]	6.72% due 12/1/2022	970,025	953,243
[e,h,j]	7.72% due 12/1/2026 PIK	18,992,203	3,712,596
[e,f,h]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 1/31/2022	2,337,727	12,437
[c,e,h,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	11,396,735	598,784

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oil, Gas & Consumable Fuels — 2.5%
[e]	Citgo Holding, Inc., 9.25% due 8/1/2024	$ 14,196,000	$ 14,261,728
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	8,000,000	8,209,440
[g]	Energy Transfer LP, 3.149% (LIBOR 3 Month + 3.02%) due 11/1/2066	13,820,000	11,076,592
[g]	Enterprise TE Partners LP, Series 1, 2.948% (LIBOR 3 Month + 2.78%) due 6/1/2067	7,000,000	5,623,940
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	11,633,400
	5.80% due 3/15/2035	10,000,000	12,569,700
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	28,485,020
	5.55% due 6/1/2045	5,000,000	6,327,900
	ONEOK Partners LP, 4.90% due 3/15/2025	9,544,000	10,411,550
[e]	Par Petroleum LLC/Par Petroleum Finance Corp., 7.75% due 12/15/2025	1,672,000	1,690,793
[h]	Petroleos Mexicanos, 5.95% due 1/28/2031	7,820,000	7,612,848
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	2,000,000	2,336,975
[f,g]	Summit Midstream Partners LP, Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	16,097,000	11,872,181
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	39,946,320
	Williams Cos., Inc.,
	3.70% due 1/15/2023	29,129,000	29,761,391
	4.55% due 6/24/2024	69,318,000	74,283,248
	5.75% due 6/24/2044	14,198,000	18,486,364
			299,866,450
	Food & Staples Retailing — 0.1%
	Food & Staples Retailing — 0.1%
[e]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	4,675,000	4,988,552
			4,988,552
	Food, Beverage & Tobacco — 0.4%
	Tobacco — 0.4%
[e]	Vector Group Ltd., 10.50% due 11/1/2026	44,464,000	46,076,265
			46,076,265
	Insurance — 0.5%
	Insurance — 0.5%
[e]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	17,932,680
[e,g,h]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%) due 11/24/2043	40,000,000	43,945,600
			61,878,280
	Materials — 0.2%
	Containers & Packaging — 0.1%
[e]	Matthews International Corp., 5.25% due 12/1/2025	14,969,000	15,350,710
	Metals & Mining — 0.1%
[e]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	5,000,000	5,288,850
			20,639,560
	Media & Entertainment — 0.1%
	Media — 0.1%
[e,h]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	10,000,000	10,306,100
			10,306,100
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.4%
[h]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	38,021,577
[h]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	122,292,996
	Wireless Telecommunication Services — 0.4%
	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
[e,h]	8.00% due 12/31/2026	10,003,281	9,747,197
[e,h]	8.75% due 5/25/2024	36,785,955	37,808,070
			207,869,840
	Transportation — 0.2%
	Airlines — 0.2%
	American Airlines Pass Through Trust,
	Series 2013-2, 4.95% due 7/15/2024	3,230,834	3,268,021

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2016-3 Class B, 3.75% due 4/15/2027	$ 11,924,064	$ 11,275,753
	Series 2019-1B Class PPT, 3.85% due 8/15/2029	8,708,804	8,227,904
	US Airways Pass Through Trust, Series 2010-1A Class PTT, 6.25% due 10/22/2024	966,385	971,661
			23,743,339
	Utilities — 0.1%
	Gas Utilities — 0.1%
[e,h]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	13,880,000	13,897,767
			13,897,767
	Total Corporate Bonds (Cost $697,526,468)		825,821,951
	Other Government — 0.0%
	Brazilian Government International Bond (BRL), 12.50% due 1/5/2022	20,000,000	3,590,664
	Total Other Government (Cost $12,287,825)		3,590,664
	Mortgage Backed — 1.3%
[g]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.396% due 8/25/2033	29,717	29,717
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2019-1 Class B4, 3.90% due 3/25/2050	1,065,075	1,093,161
[e,g]	Series 2019-1 Class B5, 3.90% due 3/25/2050	489,808	477,853
[e,g]	Series 2019-1 Class B6, 3.07% due 3/25/2050	781,109	468,573
[e,g]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	923,071	909,701
	CIM Trust, Whole Loan Securities Trust CMO,
[e,g,k]	Series 2020-J1 Class AIO1, 0.459% due 7/25/2050	80,134,392	601,401
[e,g,k]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	71,473,335	659,999
[e,g,k]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	93,364,154	390,141
[e,g]	Series 2020-J1 Class B4, 3.459% due 7/25/2050	1,403,404	1,366,016
[e,g]	Series 2020-J1 Class B5, 3.459% due 7/25/2050	702,187	668,088
[e,g]	Series 2020-J1 Class B6, 3.459% due 7/25/2050	1,299,775	818,726
[e,g,k]	Series 2020-J2 Class AX1, 0.269% due 1/25/2051	123,911,665	862,933
[e,g,k]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	131,121,566	733,769
[e,g]	Series 2020-J2 Class B4, 2.769% due 1/25/2051	491,000	357,700
[e,g]	Series 2020-J2 Class B5, 2.769% due 1/25/2051	164,000	115,258
[e,g]	Series 2020-J2 Class B6, 2.769% due 1/25/2051	655,000	252,238
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[g]	Series 2004-HYB2 Class B1, 2.455% due 3/25/2034	239,135	239,135
[e,g]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	2,184,044
[e,g]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,346,144
[e,g]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	421,793
[e,k]	Series 2020-EXP1 Class XS, 0.01% due 5/25/2060	58,493,207	43,870
[e,g,k]	Series 2020-EXP2 Class A3IW, 0.885% due 8/25/2050	86,300,808	1,603,072
[e,g,k]	Series 2020-EXP2 Class A4IW, 0.885% due 8/25/2050	9,277,337	172,330
[e,g]	Series 2020-EXP2 Class B5, 3.385% due 8/25/2050	585,000	519,599
[e,g]	Series 2020-EXP2 Class B6, 3.385% due 8/25/2050	1,400,000	802,015
[e,g,k]	Series 2021-J1 Class A5IX, 0.112% due 4/25/2051	127,159,432	532,150
[e,g,k]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	129,410,791	1,135,114
[e,g]	Series 2021-J1 Class B4, 2.612% due 4/25/2051	379,000	275,620
[e,g]	Series 2021-J1 Class B5, 2.612% due 4/25/2051	615,000	372,704
[e,g]	Series 2021-J1 Class B6, 2.612% due 4/25/2051	460,000	163,947
[e,g,k]	Series 2021-J3 Class A3I1, 0.50% due 9/25/2051	16,620,224	350,437
[e,g,k]	Series 2021-J3 Class A5I2, 0.25% due 9/25/2051	136,794,166	1,450,579
[e,g,k]	Series 2021-J3 Class AIOS, 0.08% due 9/25/2051	143,506,868	430,521
[e,g]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,033,000	780,294
[e,g]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	590,000	226,654
	CSMC Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,828,311
[e,g,k]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	115,379,685	758,806
[e,g]	Series 2021-AFC1 Class B3, 4.392% due 3/25/2056	215,000	202,904
[e,g,k]	Series 2021-AFC1 Class XS, 3.399% due 3/25/2056	115,379,685	6,192,485
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[e,g,k]	Series 2020-2 Class AX1, 0.714% due 8/25/2050	147,148,935	2,021,929
[e,g,k]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	25,220,562	263,192
[e,g]	Series 2020-2 Class B4, 3.714% due 8/25/2050	867,109	879,707
[e,g]	Series 2020-2 Class B5, 3.714% due 8/25/2050	2,601,328	2,633,897

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e,g]	Series 2020-2 Class B6C, 3.57% due 8/25/2050	$ 3,468,438	$ 2,349,966
[e,g,k]	Series 2021-13INV Class AX1, 0.196% due 12/30/2051	192,510,505	1,397,376
[e,g,k]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	15,959,420	114,976
[e,g,k]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	14,562,971	291,433
[e,g]	Series 2021-13INV Class B4, 3.376% due 12/30/2051	2,496,003	2,312,621
[e,g]	Series 2021-13INV Class B5, 3.376% due 12/30/2051	489,217	419,934
[e,g]	Series 2021-13INV Class B6C, 3.376% due 12/30/2051	4,293,125	2,775,449
[e,g]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	4,358,200
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[e,g,k]	Series 2020-INV1 Class A11X, 3.456% due 10/25/2050	1,936,033	98,310
[e,g,k]	Series 2020-INV1 Class A12X, 2.962% due 10/25/2050	23,180,633	1,009,224
[e,g,k]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	114,602,080	607,804
[e,g,k]	Series 2020-INV1 Class AX1, due 10/25/2050	83,813,926	838
[e,g,k]	Series 2020-INV1 Class AX2, 0.462% due 10/25/2050	4,177,755	30,033
[e,g,k]	Series 2020-INV1 Class AX4, 0.938% due 10/25/2050	4,497,710	68,789
[e,g]	Series 2020-INV1 Class B4, 3.90% due 10/25/2050	1,959,160	1,948,078
[e,g]	Series 2020-INV1 Class B5, 3.90% due 10/25/2050	1,959,160	1,892,029
[e,g]	Series 2020-INV1 Class B6, 3.90% due 10/25/2050	4,509,786	3,347,872
[e,g,k]	Series 2020-INV1 Class BX, 0.40% due 10/25/2050	22,359,872	349,581
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2016-5 Class B5, 2.32% due 12/25/2046	2,000,000	1,476,706
[e,g,k]	Series 2020-3 Class AX1, 0.169% due 8/25/2050	20,900,924	35,362
[e,g,k]	Series 2020-4 Class A11X, 5.158% (5.25% - LIBOR 1 Month) due 11/25/2050	4,127,568	236,648
[e,g,k]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	18,711,641	127,438
[e,g,k]	Series 2020-4 Class AX1, 0.142% due 11/25/2050	69,114,061	113,375
[e,g,k]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,912,210	91,163
[e,g,k]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	4,413,058	33,061
[e,g]	Series 2020-4 Class B4, 3.692% due 11/25/2050	2,019,980	2,040,293
[e,g]	Series 2020-4 Class B5, 3.692% due 11/25/2050	932,448	909,967
[e,g]	Series 2020-4 Class B6, 3.672% due 11/25/2050	1,603,555	1,490,224
[e,g,k]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	39,118,656	315,128
[e,g,k]	Series 2020-7 Class AX1, 0.154% due 1/25/2051	185,910,443	325,715
[e,g,k]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	12,781,343	727,146
[e,g,k]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	11,851,791	76,145
[e,g]	Series 2020-7 Class B4, 3.554% due 1/25/2051	2,471,288	2,440,547
[e,g]	Series 2020-7 Class B5, 3.554% due 1/25/2051	1,731,847	1,676,820
[e,g]	Series 2020-7 Class B6, 3.449% due 1/25/2051	2,290,000	1,392,996
[e,g,k]	Series 2021-11 Class A3X, 0.50% due 1/25/2052	20,209,623	386,739
[e,g,k]	Series 2021-11 Class AX1, 0.24% due 1/25/2052	384,945,193	3,258,484
[e,g,k]	Series 2021-11 Class AX4, 0.30% due 1/25/2052	50,042,875	576,669
[e,g]	Series 2021-11 Class B5, 3.04% due 1/25/2052	3,853,302	3,236,345
[e,g]	Series 2021-11 Class B6, 2.983% due 1/25/2052	4,523,658	2,350,977
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[e,g,k]	Series 2021-INV2 Class AX1, 0.137% due 8/25/2051	115,179,594	594,430
[e,g,k]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,891,900	221,730
[e,g]	Series 2021-INV2 Class B5, 3.337% due 8/25/2051	326,884	281,069
[e,g]	Series 2021-INV2 Class B6, 3.388% due 8/25/2051	1,572,276	857,958
[e,g,k]	Series 2021-INV3 Class AX1, 0.184% due 10/25/2051	139,446,900	919,053
[e,g,k]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	11,293,235	249,018
[e,g]	Series 2021-INV3 Class B5, 3.234% due 10/25/2051	457,738	389,837
[e,g]	Series 2021-INV3 Class B6, 3.234% due 10/25/2051	1,980,215	1,091,076
[g]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.636% due 8/25/2034	1,282,107	1,293,370
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[e,g,k]	Series 2021-INV1 Class AX1, 0.765% due 6/25/2051	116,121,850	3,357,373
[e,g]	Series 2021-INV1 Class B5, 3.265% due 6/25/2051	1,137,456	977,736
[e,g]	Series 2021-INV1 Class B6, 2.926% due 6/25/2051	2,041,664	1,203,259
[e,g]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,510,354
[e]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, 0.01% due 9/25/2050	6,002,836	651,548
[e,g]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.711% due 10/25/2047	2,238,483	2,280,129
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[e,g,k]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	94,200,337	301,978
[e,g]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,706,124
[e,g]	Series 2019-3 Class B3, 5.993% due 9/25/2059	3,366,214	2,524,422
[b,e,g]	Series 2019-3 Class C, due 9/25/2059	950	950

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2019-3 Class XS1, 0.01% due 9/25/2059	$ 93,611,161	$ 76,696
[e]	Series 2019-3 Class XS2, 0.01% due 9/25/2059	93,611,161	677,679
[e,g]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	10,117,984
[e,g]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B1, 3.624% due 1/25/2060	2,000,000	2,013,629
[e,g]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B2, 5.375% due 3/25/2065	4,500,000	4,580,887
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[e,g,k]	Series 2020-3 Class AIO1, 0.203% due 6/25/2050	213,095,467	753,570
[e,g]	Series 2020-3 Class B5, 3.203% due 6/25/2050	1,046,000	923,109
[e,g]	Series 2020-3 Class B6, 3.203% due 6/25/2050	2,061,402	1,274,277
[e,g,k]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	215,609,272	3,805,504
[e,g]	Series 2021-INV1 Class B4, 3.335% due 8/25/2051	3,488,735	3,233,842
[e,g]	Series 2021-INV1 Class B5, 3.335% due 8/25/2051	2,691,310	2,314,776
[e,g]	Series 2021-INV1 Class B6, 3.335% due 8/25/2051	2,093,241	1,081,754
	Total Mortgage Backed (Cost $158,798,754)		143,592,109
	Loan Participations — 0.4%
	Commercial & Professional Services — 0.2%
	Professional Services — 0.2%
[l]	Par Pacific Holdings, Inc., 6.88% (LIBOR 3 Month + 6.75%) due 1/12/2026	12,758,279	12,662,592
[l]	R.R. Donnelley & Sons Company, 5.104% (LIBOR 1 Month + 5.00%) due 1/15/2024	4,636,364	4,608,545
[l]	RGIS Services LLC, 8.50% (LIBOR 2 Month + 7.50%) due 6/25/2025	2,871,459	2,928,889
			20,200,026
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[l]	CITGO Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%) due 8/1/2023	7,893,278	7,770,932
			7,770,932
	Real Estate — 0.0%
	Equity Real Estate Investment Trusts — 0.0%
[l]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	7,261,500	7,201,012
			7,201,012
	Software & Services — 0.1%
	Information Technology Services — 0.1%
[l]	Vericast Corp., 8.75% (LIBOR 3 Month + 7.75%) due 6/16/2026	15,208,551	13,763,739
			13,763,739
	Total Loan Participations (Cost $48,906,462)		48,935,709
	Short-Term Investments — 2.1%
[a]	Thornburg Capital Management Fund	24,497,623	244,976,229
	Total Short-Term Investments (Cost $244,976,229)		244,976,229
	Total Investments — 99.8% (Cost $8,494,385,262)		$11,581,640,830
	Other Assets Less Liabilities — 0.2%		20,260,230
	Net Assets — 100.0%		$11,601,901,060

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2021
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	457,256,500	1/14/2022	618,907,591	$ 2,549,718	$ —
Swiss Franc	SSB	Sell	32,213,800	1/26/2022	35,372,988	—	(158,567)
Euro	BBH	Sell	353,894,900	2/18/2022	403,272,626	—	(1,134,774)
Euro	SSB	Sell	311,853,900	2/18/2022	355,365,792	—	(1,096,019)

Total						$2,549,718	$(2,389,360)

Net unrealized appreciation (depreciation)						$160,358

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

Footnote Legend
a	Investment in Affiliates.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Non-income producing.
d	On November 12, 2020, the President of the United States issued an Executive Order (the "Order") to prohibit, beginning January 11, 2021, US persons (which includes the Fund) from transacting in certain securities and derivatives of publicly traded securities of any company designated as a "Communist Chinese military company" (collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, "CCMC Securities") by the US Department of Defense or the US Department of the Treasury’s Office of Foreign Assets Control ("OFAC") unless such transactions are for purposes of divestment and occur through November 11, 2021. In addition, US persons are also prohibited from transacting in CCMS Securities designated as such 60 days after such designation.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $804,355,925, representing 6.93% of the Fund’s net assets.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
h	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
i	Bond in default.
j	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
k	Interest only.
l	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2021.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euro
LIBOR	London Interbank Offered Rates
PIK	Payment-in-kind
SPV	Special Purpose Vehicle
USSW10	USD 10 Year Swap Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Chimera Investment Corp	$264,958,318	$-	$(10,205,936)	$(819,325)	$5,703,993	$259,637,050	$5,681,713
SLR Investment Corp	88,149,127	-	(3,875,136)	(1,124,724)	(1,911,670)	81,237,597	1,807,239
Thornburg Capital Management Fund	271,426,844	277,388,424	(303,839,039)	-	-	244,976,229	104,062
Total	$624,534,289	$277,388,424	$(317,920,111)	$(1,944,049)	$3,792,323	$585,850,876	$7,593,014